UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Inflation-Protected Securities Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	77.86%
Aa1	0.22
Aa2	0.50
Aa3	0.44
A1	0.57
A2	0.22
A3	1.52
Baa1	3.32
Baa2	4.92
Baa3	4.26
Ba1	0.72
Ba2	0.07
Not Rated	4.39
Short Term Investments	0.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,018.90	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$1,017.10	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 17.91%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2 Class A 1.54%, 10/25/2032 3-mo. LIBOR + 1.42%	$ 2,003,780
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
3,675,000	1.24%, 01/28/2031 3-mo. LIBOR + 1.05%	3,675,305
	Series 2014-4RA Class A
5,000,000	1.24%, 01/28/2031 3-mo. LIBOR + 1.05%	5,002,330
	Series 2020-15A Class AR
2,400,000	1.38%, 07/20/2034 3-mo. LIBOR + 1.20%	2,400,000
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 1.26%, 04/15/2031 3-mo. LIBOR + 1.08%	4,943,644
1,600,000	BANK Series 2017-BNK5 Class A5 3.39%, 06/15/2060	1,759,000
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 1.28%, 01/20/2031 3-mo. LIBOR + 1.10%	6,750,553
3,400,000	BlueMountain Ltd(a)(b) Series 2021-31A Class A1 1.34%, 04/19/2034 3-mo. LIBOR + 1.15%	3,399,986
309,062	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 0.30%, 03/26/2029 3-mo. LIBOR + 0.15%	308,968
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 1.37%, 04/25/2034 3-mo. LIBOR + 1.25%	3,401,217
	Cathedral Lake VII Ltd(a)(b)
	Series 2021-7RA Class C
350,000	2.76%, 01/15/2032 3-mo. LIBOR + 2.57%	342,843
	Series 2021-7RA Class D
700,000	4.47%, 01/15/2032 3-mo. LIBOR + 4.28%	686,507
2,400,000	Crown City III(a)(b) Series 2021-1A Class A1A 1.35%, 07/20/2034 3-mo. LIBOR + 1.17%	2,400,000
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 1.17%, 05/15/2031 3-mo. LIBOR + 1.01%	4,251,764
979,994	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.83%, 04/25/2035 3-mo. LIBOR + 0.65%	987,790
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,400,000	Extended Stay America Trust(a)(b) Series 2021-ESH Class A 1.16%, 07/15/2038 1-mo. LIBOR + 1.08%	$ 2,406,746
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	503,473
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 1.20%, 04/20/2031 3-mo. LIBOR + 1.02%	4,601,224
800,000	Gulf Stream Meridian 3 Ltd(a)(b) Series 2021-IIIA Class A2 1.91%, 04/15/2034 3-mo. LIBOR + 1.75%	798,822
	ICG Ltd(a)(b)
	Series 2018-1A Class A1
1,250,000	1.25%, 04/21/2031 3-mo. LIBOR + 1.06%	1,246,299
	Series 2021-1A Class C
1,750,000	2.31%, 04/17/2034 3-mo. LIBOR + 2.20%	1,740,181
2,500,000	Jamestown XVI Ltd(a)(b) Series 2021-16A Class A 1.38%, 07/25/2034 3-mo. LIBOR + 1.20%	2,500,000
3,100,000	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 0.93%, 04/15/2029 3-mo. LIBOR + 0.75%	3,100,062
700,000	MF1 Multifamily Housing Mortgage Loan Trust(a)(b) Series 2021-FL6 Class A 1.20%, 07/16/2036 1-mo. LIBOR + 1.10%	700,438
982,943	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 0.65%, 05/25/2057 1-mo. LIBOR + 0.55%	982,986
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 1.27%, 01/15/2030 3-mo. LIBOR + 1.09%	5,000,030
243,550	SLM Student Loan Trust(b) Series 2007-1 Class A5 0.27%, 01/26/2026 3-mo. LIBOR + 0.09%	243,520
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 3.44%, 04/18/2031 3-mo. LIBOR + 3.25%	239,278
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.28%, 07/26/2031 3-mo. LIBOR + 1.10%	3,998,580
169,746	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 1.32%, 10/25/2027 1-mo. LIBOR + 1.22%	170,623

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	TCW Ltd(a)(b) Series 2021-1A Class A 1.28%, 03/18/2034 3-mo. LIBOR + 1.17%	$ 2,000,354
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 2.43%, 01/25/2034 3-mo. LIBOR + 2.25%	1,981,260
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 1.33%, 01/20/2031 3-mo. LIBOR + 1.14%	6,646,815
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 1.25%, 01/20/2031 3-mo. LIBOR + 1.07%	6,650,392
TOTAL ASSET-BACKED SECURITIES — 17.91% (Cost $87,802,832)		$ 87,824,770
CORPORATE BONDS AND NOTES
Basic Materials — 0.39%
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	401,359
200,000	Huntsman International LLC 2.95%, 06/15/2031	202,856
1,050,000	International Flavors & Fragrances Inc(a) 2.30%, 11/01/2030	1,044,074
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	249,161
		1,897,450
Communications — 2.32%
2,000,000	AT&T Inc 2.30%, 06/01/2027	2,068,606
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	2,039,240
850,000	Comcast Corp 4.25%, 10/15/2030	999,717
250,000	Expedia Group Inc 2.95%, 03/15/2031	253,328
450,000	NTT Finance Corp(a) 2.07%, 04/03/2031	456,116
590,000	Prosus NV 3.68%, 01/21/2030	630,066
1,875,000	T-Mobile USA Inc 3.75%, 04/15/2027	2,071,875
	Verizon Communications Inc
790,000	2.10%, 03/22/2028	806,523
1,750,000	4.33%, 09/21/2028	2,036,196
		11,361,667
Principal Amount		Fair Value
Consumer, Cyclical — 0.56%
$ 600,000	7-Eleven Inc(a) 1.30%, 02/10/2028	$ 579,587
825,000	General Motors Financial Co Inc 1.25%, 01/08/2026	819,502
	Lowe's Cos Inc
525,000	1.30%, 04/15/2028	512,120
550,000	1.70%, 10/15/2030	527,245
350,000	Tractor Supply Co 1.75%, 11/01/2030	333,460
		2,771,914
Consumer, Non-Cyclical — 2.85%
1,075,000	AbbVie Inc 3.20%, 11/21/2029	1,167,498
110,000	Adventist Health System 2.95%, 03/01/2029	115,955
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 3.65%, 02/01/2026	828,138
625,000	Anheuser-Busch InBev Worldwide Inc 4.75%, 01/23/2029	744,540
675,000	Banner Health 2.34%, 01/01/2030	686,041
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	239,661
925,000	Becton Dickinson and Co 3.70%, 06/06/2027	1,027,842
925,000	Cigna Corp 4.13%, 11/15/2025	1,036,591
925,000	Constellation Brands Inc 3.70%, 12/06/2026	1,028,502
925,000	CVS Health Corp 3.88%, 07/20/2025	1,021,287
755,000	Emory University 2.14%, 09/01/2030	771,131
900,000	IHS Markit Ltd 4.25%, 05/01/2029	1,041,480
1,775,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	2,084,028
950,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,024,541
255,000	Rush Obligated Group 3.92%, 11/15/2029	288,756
180,000	Stanford Health Care 3.31%, 08/15/2030	198,564
475,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	483,788
130,000	Sutter Health 2.29%, 08/15/2030	131,101
60,000	University of Chicago 5.42%, 10/01/2030	74,351
		13,993,795

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Energy — 1.28%
$ 1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	$ 1,379,589
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	1,104,414
325,000	5.50%, 06/01/2027	381,155
200,000	Lukoil International Finance BV 4.75%, 11/02/2026	225,240
400,000	Lukoil Securities BV 3.88%, 05/06/2030	422,864
525,000	Lundin Energy Finance BV(a) 2.00%, 07/15/2026	525,840
1,050,000	MPLX LP 1.75%, 03/01/2026	1,061,320
150,000	Phillips 66 1.30%, 02/15/2026	149,895
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	1,028,644
		6,278,961
Financial — 4.25%
375,000	Air Lease Corp(c) 2.88%, 01/15/2026	393,987
925,000	American International Group Inc 3.90%, 04/01/2026	1,032,245
1,025,000	American Tower Corp REIT 2.10%, 06/15/2030	1,007,976
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	325,088
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	541,838
200,000	Banco Santander SA 2.75%, 12/03/2030	198,124
	Bank of America Corp
925,000	4.18%, 11/25/2027	1,036,368
475,000	2.59%, 04/29/2031	489,695
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	1,045,748
625,000	1.32%, 01/13/2027	617,428
	BPCE SA(a)
950,000	1.65%, 10/06/2026	954,193
450,000	2.28%, 01/20/2032	441,427
	Citigroup Inc
875,000	0.78%, 10/30/2024	877,183
925,000	4.13%, 07/25/2028	1,042,052
925,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,028,958
950,000	Crown Castle International Corp REIT 3.65%, 09/01/2027	1,047,463
375,000	Deutsche Bank AG 2.13%, 11/24/2026	380,515
975,000	GE Capital International Funding Co 3.37%, 11/15/2025	1,063,850
350,000	Huarong Finance 2019 Co Ltd 3.38%, 02/24/2030	239,750
500,000	JAB Holdings BV(a) 2.20%, 11/23/2030	485,549
Principal Amount		Fair Value
Financial — (continued)
$ 375,000	JPMorgan Chase & Co 4.02%, 12/05/2024	$ 404,748
550,000	Macquarie Bank Ltd(a)(d) 3.05%, 03/03/2036	546,581
375,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	371,851
	Morgan Stanley
975,000	2.70%, 01/22/2031	1,020,632
575,000	1.79%, 02/13/2032	552,467
975,000	Natwest Group PLC 4.27%, 03/22/2025	1,057,567
325,000	VEREIT Operating Partnership LP REIT 2.85%, 12/15/2032	339,501
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	2,105,607
200,000	WP Carey Inc REIT 2.40%, 02/01/2031	198,951
		20,847,342
Industrial — 0.70%
300,000	Berry Global Inc(a) 1.57%, 01/15/2026	300,090
650,000	Boeing Co 5.15%, 05/01/2030	769,701
350,000	Carrier Global Corp 2.72%, 02/15/2030	362,851
300,000	Masco Corp 1.50%, 02/15/2028	292,903
25,000	Nature Conservancy 1.30%, 07/01/2028	24,549
950,000	Otis Worldwide Corp 2.57%, 02/15/2030	983,865
550,000	Republic Services Inc 1.75%, 02/15/2032	523,105
200,000	Waste Management Inc 1.15%, 03/15/2028	193,778
		3,450,842
Technology — 1.32%
1,925,000	Broadcom Inc 3.46%, 09/15/2026	2,096,320
	Dell International LLC / EMC Corp
150,000	5.85%, 07/15/2025	175,982
950,000	6.02%, 06/15/2026	1,140,500
25,000	5.30%, 10/01/2029	30,166
25,000	6.20%, 07/15/2030	32,146
1,700,000	Fiserv Inc 3.20%, 07/01/2026	1,839,702
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	1,053,029
125,000	Skyworks Solutions Inc 3.00%, 06/01/2031	127,764
		6,495,609

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — 0.36%
$ 1,125,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	$ 1,275,195
465,000	NextEra Energy Capital Holdings Inc 1.90%, 06/15/2028	469,995
		1,745,190
TOTAL CORPORATE BONDS AND NOTES — 14.03% (Cost $69,206,778)		$ 68,842,770
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	202,441
200,000	3.80%, 05/17/2031	205,104
630,000	Indonesia Government International Bond 3.50%, 01/11/2028	687,590
530,000	Mexico Government International Bond 2.66%, 05/24/2031	517,752
	Perusahaan Penerbit SBSN Indonesia III
890,000	4.55%, 03/29/2026	1,010,764
300,000	4.15%, 03/29/2027	336,225
720,000	Qatar Government International Bond 4.50%, 04/23/2028	849,600
1,100,000	Romanian Government International Bond 3.00%, 02/14/2031	1,138,962
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.01% (Cost $4,980,763)		$ 4,948,438
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.33%
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.11%, 12/15/2036 1-mo. LIBOR + 1.03%	4,302,664
1,477,960	JP Morgan Chase Commercial Mortgage Securities Trust (d) Series 2013-C13 Class A4 3.99%, 01/15/2046	1,564,029
650,000	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 0.62%, 12/15/2037 1-mo. LIBOR + 0.55%	650,201
		6,516,894
U.S. Government Agency — 3.12%
	Federal Home Loan Mortgage Corp
2,382	4.50%, 10/01/2025	2,560
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,850,505	4.50%, 05/01/2049	$ 1,990,888
	Federal National Mortgage Association
388,870	4.50%, 07/01/2048	419,726
42,553	4.50%, 08/01/2048	45,659
752,935	4.50%, 02/01/2049	811,003
4,317,162	4.50%, 04/01/2049	4,632,196
148,614	4.50%, 01/01/2050	159,459
388,343	4.50%, 02/01/2050	416,682
55,580	4.50%, 08/01/2050	59,757
	Government National Mortgage Association
3,601,385	4.50%, 10/20/2048	3,839,196
2,733,273	5.00%, 12/20/2048	2,945,141
		15,322,267
TOTAL MORTGAGE-BACKED SECURITIES — 4.45% (Cost $21,960,029)		$ 21,839,161
MUNICIPAL BONDS AND NOTES
180,000	Bay Area Toll Authority 1.63%, 04/01/2028	181,150
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	89,727
65,000	City of Houston Texas Airport System Revenue 2.24%, 07/01/2029	66,687
30,000	City of New Orleans Louisiana Water System Revenue 1.46%, 12/01/2028	29,258
	City of Tucson
20,000	1.46%,07/01/2028	19,685
145,000	1.93%,07/01/2031	143,133
85,000	Metropolitan Transportation Authority 5.99%, 11/15/2030	108,809
	Municipal Improvement Corp of Los Angeles
160,000	1.65%,11/01/2028	157,814
490,000	2.07%,11/01/2030	488,216
	Port of Oakland
70,000	1.95%,05/01/2028	71,235
80,000	2.20%,05/01/2031	81,516
35,000	San Jose Financing Authority 1.86%, 06/01/2030	34,462
5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	4,849
TOTAL MUNICIPAL BONDS AND NOTES — 0.30% (Cost $1,484,814)		$ 1,476,541

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 3,506,910	0.50%, 04/15/2024	$ 3,766,224
8,127,144	0.13%, 07/15/2024	8,707,420
7,521,696	0.13%, 10/15/2024	8,076,453
4,669,335	0.13%, 04/15/2025	5,021,252
41,483,365	0.13%, 07/15/2026	45,254,242
12,671,061	0.38%, 01/15/2027	13,973,113
26,843,915	0.38%, 07/15/2027	29,827,240
14,668,830	0.50%, 01/15/2028	16,385,235
34,116,029	0.75%, 07/15/2028	39,001,739
35,558,910	0.88%, 01/15/2029	40,993,395
6,279,900	0.25%, 07/15/2029	6,960,735
6,460,524	0.13%, 01/15/2030	7,065,762
8,362,800	0.13%, 07/15/2030	9,191,510
13,559,832	0.13%, 01/15/2031	14,867,377
2,841,788	2.13%, 02/15/2040	4,234,486
1,035,009	1.38%, 02/15/2044	1,422,366
3,890,000	United States Treasury Note/Bond(c) 1.63%, 05/15/2031	3,949,566
TOTAL U.S. TREASURY BONDS AND NOTES — 52.75% (Cost $242,277,460)		$258,698,115
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.91%
221,878	Undivided interest of 1.13% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $221,878 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(e)	221,878
1,054,471	Undivided interest of 1.26% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $1,054,471 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(e)	1,054,471
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,054,471	Undivided interest of 1.29% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $1,054,471 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(e)	$ 1,054,471
1,054,471	Undivided interest of 25.10% in a repurchase agreement (principal amount/value $4,201,669 with a maturity value of $4,201,675) with HSBC Securities (USA) Inc, 0.05%, dated 6/30/21 to be repurchased at $1,054,471 on 7/1/21 collateralized by various U.S. Government Agency securities, 2.13% - 4.50%, 10/1/27 - 6/25/50, with a value of $4,285,702.(e)	1,054,471
1,054,471	Undivided interest of 7.13% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $1,054,471 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(e)	1,054,471
TOTAL SHORT TERM INVESTMENTS — 0.91% (Cost $4,439,762)		$ 4,439,762
TOTAL INVESTMENTS — 91.36% (Cost $432,152,438)		$448,069,557
OTHER ASSETS & LIABILITIES, NET — 8.64%		$ 42,384,565
TOTAL NET ASSETS — 100.00%		$490,454,122

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2021.
(c)	All or a portion of the security is on loan at June 30, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	114	USD	15,105,000	September 2021	$ 55,503
U.S. 2 Year Treasury Note Futures	410	USD	90,331,328	September 2021	(153,768)
U.S. 5 Year Treasury Note Futures	544	USD	67,145,750	September 2021	(117,412)
Short
U.S. Long Bond Futures	76	USD	12,217,000	September 2021	(283,821)
U.S. Treasury Bond Futures	34	USD	5,004,906	September 2021	(80,781)
U.S. Ultra Bond Futures	2	USD	385,375	September 2021	31
				Net Depreciation	$(580,248)
At June 30, 2021, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	1-mo. LIBOR	34,760,000	July 25, 2024	$(107,019)	Quarterly
0.25%	3-mo. LIBOR	5,960,000	September 15, 2024	(28,010)	Quarterly
3-mo. LIBOR	0.75%	5,910,000	September 15, 2028	(4,518)	Quarterly
2.21%	3-mo. LIBOR	11,330,000	February 25, 2031	181,004	Quarterly
3-mo. LIBOR	2.43%	13,950,000	February 25, 2036	(197,139)	Quarterly
			Net Depreciation	$(155,682)
At June 30, 2021, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive by the Fund	Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.16%	CPI	20,700,000	January 09, 2023	565,756	At Maturity
Receive	1.09%	CPI	27,600,000	June 12, 2023	1,637,903	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	423,544	At Maturity
Receive	2.35%	CPI	7,400,000	February 18, 2024	181,345	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	425,203	At Maturity
Receive	0.00%	CPI	19,800,000	May 06, 2024	121,670	At Maturity
Receive	1.77%	CPI	18,200,000	August 05, 2024	921,849	At Maturity
Receive	1.72%	CPI	21,200,000	September 23, 2025	1,342,998	At Maturity
Receive	2.06%	CPI	13,300,000	December 23, 2025	560,816	At Maturity
				Net Appreciation	$6,181,084
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value (including $4,343,553 of securities on loan)(a)	$443,629,795
Repurchase agreements, fair value(b)	4,439,762
Cash	50,124,732
Cash pledged on futures contracts	645,813
Cash pledged on centrally cleared swaps	3,571,015
Interest receivable	2,832,862
Subscriptions receivable	28,584
Variation margin on futures contracts	51,540
Variation margin on centrally cleared swaps	64,031
Total Assets	505,388,134
LIABILITIES:
Payable for TBA investments purchased	127,494
Payable for director fees	2,943
Payable for investments purchased	9,697,000
Payable for other accrued fees	56,646
Payable for shareholder services fees	1,978
Payable to investment adviser	129,508
Payable upon return of securities loaned	4,439,762
Redemptions payable	478,681
Total Liabilities	14,934,012
NET ASSETS	$490,454,122
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,678,944
Paid-in capital in excess of par	462,242,643
Undistributed/accumulated earnings	23,532,535
NET ASSETS	$490,454,122
NET ASSETS BY CLASS
Investor Class	$6,354,776
Institutional Class	$484,099,346
CAPITAL STOCK:
Authorized
Investor Class	30,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	602,389
Institutional Class	46,187,049
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.55
Institutional Class	$10.48
(a) Cost of investments	$427,712,676
(b) Cost of repurchase agreements	$4,439,762
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$6,347,767
Income from securities lending	1,154
Total Income	6,348,921
EXPENSES:
Management fees	735,217
Shareholder services fees – Investor Class	10,582
Audit and tax fees	23,257
Custodian fees	5,485
Director's fees	7,112
Legal fees	8,020
Pricing fees	13,565
Registration fees	23,006
Transfer agent fees	4,137
Other fees	2,190
Total Expenses	832,571
Less amount waived by investment adviser	42,495
Net Expenses	790,076
NET INVESTMENT INCOME	5,558,845
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	142,977
Net realized gain on interest rate swaps	306,571
Net realized gain on futures contracts	768,387
Net realized loss on inflation swaps	(75,132)
Net Realized Gain	1,142,803
Net change in unrealized depreciation on investments	(3,673,472)
Net change in unrealized depreciation on interest rate swaps	(80,220)
Net change in unrealized appreciation on inflation swaps	5,888,307
Net change in unrealized depreciation on futures contracts	(784,063)
Net Change in Unrealized Appreciation	1,350,552
Net Realized and Unrealized Gain	2,493,355
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,052,200
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Inflation-Protected Securities Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$5,558,845	$4,291,331
Net realized gain	1,142,803	7,907,007
Net change in unrealized appreciation	1,350,552	16,074,986
Net Increase in Net Assets Resulting from Operations	8,052,200	28,273,324
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(53,044)	(101,633)
Class L(a)	-	(16)
Institutional Class	(4,730,419)	(10,520,170)
From Net Investment Income and Net Realized Gains	(4,783,463)	(10,621,819)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	969,840	2,441,823
Institutional Class	71,430,409	121,957,229
Shares issued in reinvestment of distributions
Investor Class	53,044	101,633
Class L(a)	-	16
Institutional Class	4,730,419	10,520,170
Shares redeemed
Investor Class	(574,938)	(1,775,867)
Class L(a)	-	(75,475)
Institutional Class	(29,387,316)	(140,616,661)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	47,221,458	(7,447,132)
Total Increase in Net Assets	50,490,195	10,204,373
NET ASSETS:
Beginning of Period	439,963,927	429,759,554
End of Period	$490,454,122	$439,963,927
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	92,561	247,036
Institutional Class	6,773,977	11,928,546
Shares issued in reinvestment of distributions
Investor Class	5,042	9,752
Class L(a)	-	2
Institutional Class	452,239	1,017,585
Shares redeemed
Investor Class	(54,945)	(196,518)
Class L(a)	-	(1,059)
Institutional Class	(2,809,047)	(14,241,146)
Net Increase (Decrease)	4,459,827	(1,235,802)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$10.46	0.11	0.07	0.18	—	(0.09)	—	(0.09)	$10.55	1.71% (d)
12/31/2020	$ 9.92	0.08	0.67	0.75	—	(0.10)	(0.11)	(0.21)	$10.46	7.57%
12/31/2019	$ 9.47	0.18	0.42	0.60	—	(0.15)	—	(0.15)	$ 9.92	6.35%
12/31/2018 (e)	$10.00	0.20	(0.32)	(0.12)	(0.01)	(0.40)	—	(0.41)	$ 9.47	(1.22%) (d)
Institutional Class
6/30/2021(Unaudited)	$10.39	0.13	0.07	0.20	—	(0.11)	—	(0.11)	$10.48	1.89% (d)
12/31/2020	$ 9.86	0.11	0.68	0.79	—	(0.15)	(0.11)	(0.26)	$10.39	8.02%
12/31/2019	$ 9.45	0.22	0.41	0.63	—	(0.22)	—	(0.22)	$ 9.86	6.65%
12/31/2018 (e)	$10.00	0.24	(0.33)	(0.09)	(0.01)	(0.45)	—	(0.46)	$ 9.45	(0.89%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Investor Class
06/30/2021(Unaudited)	$ 6,355	0.95% (h)	0.70% (h)	2.15% (h)	113% (d)
12/31/2020	$ 5,855	1.14%	0.70%	0.75%	98%
12/31/2019	$ 4,953	1.00%	0.70%	1.85%	66%
12/31/2018 (e)	$ 5,878	1.07% (h)	0.70% (h)	2.06% (h)	114% (d)
Institutional Class
06/30/2021(Unaudited)	$484,099	0.37% (h)	0.35% (h)	2.50% (h)	113% (d)
12/31/2020	$434,109	0.37%	0.35%	1.08%	98%
12/31/2019	$424,797	0.36%	0.35%	2.23%	66%
12/31/2018 (e)	$367,200	0.37% (h)	0.35% (h)	2.42% (h)	114% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 21% and 84% for the period ended June 30, 2021 and the year ended December 31, 2020, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Inflation-Protected Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2021

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. There were no TBA's held at the end of the period.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the

Semi-Annual Report - June 30, 2021

sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2021, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$432,152,438
Gross unrealized appreciation on investments	244,927,071
Gross unrealized depreciation on investments	(223,564,798)
Net unrealized appreciation on investments	$21,362,273
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including inflation swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - June 30, 2021

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm the Fund’s performance.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 694 futures contracts, net of both long and short positions, for the reporting period.

Semi-Annual Report - June 30, 2021

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $88,740,000 in interest rate swaps for the reporting period. Interest rate swaps are reported in a table following the Schedule of Investments.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments. The Fund held an average notional amount of $190,371,429 in inflation swaps for the reporting period. Inflation swaps are reported in a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$ 181,004(a)	Net unrealized depreciation on interest rate swaps	$(336,686) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$ 55,534(a)	Net unrealized depreciation on futures contracts	$(635,782) (a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$6,181,084(a)
(a)Includes cumulative appreciation of interest rate contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2021

The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Net Realized Gain or (Loss)		Net Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$768,387	Net change in unrealized depreciation on futures contracts	$(784,063)
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$306,571	Net change in unrealized depreciation on interest rate swaps	$(80,220)
Inflation contracts (swaps)	Net realized loss on inflation swaps	$ (75,132)	Net change in unrealized appreciation on inflation swaps	$5,888,307
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$118,282	$98,004	$106,676	$42,495	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.

Semi-Annual Report - June 30, 2021

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $57,079,144 and $20,027,202, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $451,995,310 and $476,232,564, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $4,343,553 and received collateral as reported on the Statement of Assets and Liabilities of $4,439,762 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$408,750
U.S. Treasury Bonds and Notes	4,031,012
Total secured borrowings	$4,439,762
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Inflation-Protected Securities Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed limited performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one- and two-year periods ended December 31, 2020. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class underperformed its performance universe median for the one- and two-year periods ended December 31, 2020, ranking in the fourth quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also noted that each class of the Fund underperformed its benchmark index for each period reviewed.
Given the limited performance track record, the Board considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration and asset allocation strategies on performance. In addition, the Sub-Adviser explained that the Fund is subject to diversification requirements under Section 817(h) of the Internal Revenue Code that require the portfolio to hold no more than 55% of its investments in the securities of a single issuer, including the U.S. Treasury. As a result, the Fund typically holds at least 40% or more of its inflation risk through inflation-linked swaps, and uses the residual cash position to buy high-quality floating rate assets.
The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
Taking all of the foregoing into account, the Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2022.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its peer group for the Investor Class and ranking in the first quintile of its peer group with respect to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also reviewed information regarding the Sub-Adviser’s standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, which was higher than the fee charged to GWCM for the Fund. In addition, the Board noted that the information provided by the Sub-Adviser indicated that it does not manage any comparable funds of its own.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Although the Sub-Adviser did not provide an estimate of its profits related to the Fund, the Board noted that the agreement with the Sub-Adviser is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. In addition, the Board reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM which, as to each class of the Fund, was below the median of the Fund’s Lipper investment classification. The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that to the extent it develops infrastructure—such as for legal, compliance and technology functions—to support its management of the Fund, the Sub-Adviser may leverage such infrastructure to service other advisory clients.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021